Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes (Tables) [Line Items]
Schedule of company’s current and deferred tax provisions
	Year Ended December 31,
	2020	2019
Current income tax provision
State	$17	$26
Total current income tax provision	17	26

Deferred income tax benefit
Federal	(2,366)	(40,691)
State	(2,351)	(15,448)
Total deferred income tax benefit	(4,717)	(56,139)
Total provision for income taxes	(4,700)	$(56,113)

Schedule of reconciliation of the U.S. federal statutory income tax rate
	Year Ended December 31,
	2020	2019
Federal statutory income tax rate	21.0%	21.0%
State income taxes, net of federal benefits	3.0%	4.9%
Research and development tax credits	1.0%	1.0%
Interest accretion expense	5.5%	(5.7)%
Change in valuation allowance	(21.6)%	—
Mark to market warrant	(5.7)%	—
Other permanent items	(1.0)%	(0.3)%
Effective income tax rate	2.2%	20.9%

Schedule of net deferred tax liabilities
	Year Ended December 31,
	2020	2019
Deferred tax assets:
Net operating loss carryforwards	$53,495	$39,188
Research and development tax credit carryforwards	5,673	4,702
Stock-based compensation expense	1,304	535
Startup costs	729	785
Intangible assets	4,544	5,059
Deferred revenue	3,226	779
Unicap	6	6
Imputed interest on contingent payments	2,340	3,705
Legal fee capitalization and amortization	1,587	1,107
Other	1,158	342
Total deferred tax assets	74,062	56,208
Deferred tax liabilities:
In-process research and development	(27,930)	(60,933)
Total deferred tax liabilities	(27,930)	(60,933)
Valuation allowance	(46,139)	—
Net deferred tax liabilities	$(7)	$(4,725)

Schedule of reconciliation of the beginning and ending amounts of unrecognized tax benefits
Unrecognized Tax Benefits
Balance at December 31, 2018	$544
Increase related to prior year tax positions	—
Increase related to current year tax provisions	242
Decrease for settlements	—
Reduction for lapse of applicable statute of limitations	—
Balance at December 31, 2019	$786
Increase related to prior year tax positions	—
Increase related to current year tax provisions	242
Decrease for settlements	—
Reduction for lapse of applicable statute of limitations	—
Balance at December 31, 2020	$1,028

Gx Acquisition Corp [Member]
Income Taxes (Tables) [Line Items]
Schedule of company’s current and deferred tax provisions
	Year Ended December 31,
	2020	2019
Federal
Current	$189,389	$669,883
Deferred	2,255	(1,653)

State and Local
Current	—	—
Deferred	—	—

Change in valuation allowance	—	—

Income tax provision	$191,644	$668,230

Schedule of reconciliation of the U.S. federal statutory income tax rate
	Year Ended December 31,
	2020	2019
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	—	—
Change in fair value of warrant liability	(21.4)%	(72.2)%
Business combination expenses	—	—
Valuation allowance	—	—
Income tax provision	(0.4)%	(51.2)%

Schedule of net deferred tax liabilities
	As of December 31,
	2020	2019
Deferred tax (liability) asset
Unrealized (gain) loss on marketable securities	$(602)	$1,653
Total deferred tax (liability) assets	(602)	1,653
Valuation Allowance	—	—
Deferred tax (liability) asset, net of allowance	$(602)	$1,653